SUBSEQUENT EVENTS	12 Months Ended
Dec. 25, 2021
SUBSEQUENT EVENTS

O.SUBSEQUENT EVENTS

On December 27, 2021, we closed on an agreement to purchase 100 percent of the equity of Ultra Aluminum Manufacturing, Inc. (Ultra) located in Howell, Michigan for approximately $26.8 million. Ultra designs and produces an extensive selection of ornamental aluminum fence and railing products for contractors, landscapers, fence dealers and wholesalers. At this time the net tangible assets and intangible assets acquired cannot be disclosed as these are pending final valuations. Initial estimates of Ultra‘s identifiable intangibles, goodwill, and deferred taxes have been made, however, the amounts will be finalized in 2022.

Effective February 15, 2022, our Board authorized an additional 1.5 million shares to be repurchased under our existing share repurchase program. Following the most recent authorization, the cumulative total authorized shares available for repurchase is approximately 2.6 million shares through the period ending February 3, 2023.